Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000008877 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Fund
Class Name	Class 1
Trading Symbol	JICPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Capital Appreciation Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund (Class 1/JICPX)	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 1,678,602,933
Holdings Count | Holding	57
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,678,602,933
Total number of portfolio holdings	57
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.6%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc., Class A	6.2%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Broadcom, Inc.	4.4%
Netflix, Inc.	4.4%
Eli Lilly & Company	3.4%
Mastercard, Inc., Class A	3.0%
Tesla, Inc.	2.5%

Sector Composition
Information technology	34.2%
Consumer discretionary	19.2%
Communication services	18.1%
Health care	9.2%
Financials	8.5%
Industrials	5.2%
Consumer staples	4.2%
Utilities	0.7%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.6%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc., Class A	6.2%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Broadcom, Inc.	4.4%
Netflix, Inc.	4.4%
Eli Lilly & Company	3.4%
Mastercard, Inc., Class A	3.0%
Tesla, Inc.	2.5%

C000008876 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Fund
Class Name	Class NAV
Trading Symbol	JHCPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Capital Appreciation Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund (Class NAV/JHCPX)	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 1,678,602,933
Holdings Count | Holding	57
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,678,602,933
Total number of portfolio holdings	57
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.6%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc., Class A	6.2%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Broadcom, Inc.	4.4%
Netflix, Inc.	4.4%
Eli Lilly & Company	3.4%
Mastercard, Inc., Class A	3.0%
Tesla, Inc.	2.5%

Sector Composition
Information technology	34.2%
Consumer discretionary	19.2%
Communication services	18.1%
Health care	9.2%
Financials	8.5%
Industrials	5.2%
Consumer staples	4.2%
Utilities	0.7%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.6%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc., Class A	6.2%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Broadcom, Inc.	4.4%
Netflix, Inc.	4.4%
Eli Lilly & Company	3.4%
Mastercard, Inc., Class A	3.0%
Tesla, Inc.	2.5%

C000008886 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class 1
Trading Symbol	JICDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class 1/JICDX)	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 1,819,148,053
Holdings Count | Holding	1,028
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,819,148,053
Total number of portfolio holdings	1,028
Portfolio turnover rate	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	24.4%
Corporate bonds	23.0%
U.S. Government	22.8%
Collateralized mortgage obligations – U.S. Government Agency	15.2%
Asset-backed securities	7.1%
Collateralized mortgage obligations – Commercial and residential	1.6%
Foreign government obligations	1.2%
Municipal bonds	0.2%
Short-term investments	4.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000008885 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class NAV
Trading Symbol	JHCDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class NAV/JHCDX)	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 1,819,148,053
Holdings Count | Holding	1,028
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,819,148,053
Total number of portfolio holdings	1,028
Portfolio turnover rate	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	24.4%
Corporate bonds	23.0%
U.S. Government	22.8%
Collateralized mortgage obligations – U.S. Government Agency	15.2%
Asset-backed securities	7.1%
Collateralized mortgage obligations – Commercial and residential	1.6%
Foreign government obligations	1.2%
Municipal bonds	0.2%
Short-term investments	4.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000027161 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Science & Technology Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund (Class NAV)	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 72,823,515
Holdings Count | Holding	114
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$72,823,515
Total number of portfolio holdings	114
Portfolio turnover rate	126%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	9.6%
Meta Platforms, Inc., Class A	9.4%
Microsoft Corp.	7.2%
NVIDIA Corp.	6.9%
Broadcom, Inc.	5.9%
Alphabet, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.7%
Cisco Systems, Inc.	3.0%
Oracle Corp.	2.3%
Salesforce, Inc.	2.2%

Sector Composition
Information technology	76.2%
Communication services	20.9%
Financials	2.1%
Consumer discretionary	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	9.6%
Meta Platforms, Inc., Class A	9.4%
Microsoft Corp.	7.2%
NVIDIA Corp.	6.9%
Broadcom, Inc.	5.9%
Alphabet, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.7%
Cisco Systems, Inc.	3.0%
Oracle Corp.	2.3%
Salesforce, Inc.	2.2%

C000073278 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Fund
Class Name	Class NAV
Trading Symbol	JMVNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mid Value Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Fund (Class NAV/JMVNX)	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 1,360,725,971
Holdings Count | Holding	119
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,360,725,971
Total number of portfolio holdings	119
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.8%
Kenvue, Inc.	2.1%
Zimmer Biomet Holdings, Inc.	1.8%
Corpay, Inc.	1.6%
Baxter International, Inc.	1.6%
International Paper Company	1.5%
Norfolk Southern Corp.	1.5%
Keysight Technologies, Inc.	1.3%
Ameren Corp.	1.3%
Sun Communities, Inc.	1.3%

Sector Composition
Financials	18.3%
Industrials	18.0%
Information technology	11.3%
Health care	10.3%
Real estate	7.9%
Energy	6.6%
Consumer discretionary	6.3%
Materials	5.4%
Utilities	4.8%
Consumer staples	4.3%
Communication services	1.6%
Short-term investments and other	5.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Corning, Inc.	2.8%
Kenvue, Inc.	2.1%
Zimmer Biomet Holdings, Inc.	1.8%
Corpay, Inc.	1.6%
Baxter International, Inc.	1.6%
International Paper Company	1.5%
Norfolk Southern Corp.	1.5%
Keysight Technologies, Inc.	1.3%
Ameren Corp.	1.3%
Sun Communities, Inc.	1.3%

C000095456 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Fund
Class Name	Class NAV
Trading Symbol	JCAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Capital Appreciation Value Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Fund (Class NAV/JCAVX)	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 1,113,119,647
Holdings Count | Holding	306
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,113,119,647
Total number of portfolio holdings	306
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
U.S. Treasury Note, 4.125%, 10/31/2029	5.8%
Microsoft Corp.	5.5%
U.S. Treasury Note, 4.250%, 11/15/2034	4.0%
U.S. Treasury Note, 4.375%, 12/31/2029	3.1%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.8%
Roper Technologies, Inc.	2.8%
Becton, Dickinson and Company	2.6%
Revvity, Inc.	2.3%
Fortive Corp.	2.2%

Portfolio Composition
Common stocks	59.0%
U.S. Government	15.0%
Corporate bonds	10.7%
Term loans	8.9%
Preferred securities	0.2%
Short-term investments and other	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.125%, 10/31/2029	5.8%
Microsoft Corp.	5.5%
U.S. Treasury Note, 4.250%, 11/15/2034	4.0%
U.S. Treasury Note, 4.375%, 12/31/2029	3.1%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.8%
Roper Technologies, Inc.	2.8%
Becton, Dickinson and Company	2.6%
Revvity, Inc.	2.3%
Fortive Corp.	2.2%

C000104936 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Health Sciences Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund (Class NAV)	$39	0.83%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%
Net Assets	$ 94,525,349
Holdings Count | Holding	170
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$94,525,349
Total number of portfolio holdings	170
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	11.2%
Intuitive Surgical, Inc.	6.2%
UnitedHealth Group, Inc.	5.5%
Thermo Fisher Scientific, Inc.	4.7%
Stryker Corp.	4.5%
Argenx SE, ADR	3.7%
Vertex Pharmaceuticals, Inc.	3.2%
Boston Scientific Corp.	3.1%
Danaher Corp.	2.9%
Alnylam Pharmaceuticals, Inc.	2.4%

Industry Composition
Biotechnology	36.7%
Pharmaceuticals	19.7%
Health care equipment and supplies	19.2%
Health care providers and services	13.9%
Life sciences tools and services	9.7%
Health care technology	0.3%
Insurance	0.3%
Financial services	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	11.2%
Intuitive Surgical, Inc.	6.2%
UnitedHealth Group, Inc.	5.5%
Thermo Fisher Scientific, Inc.	4.7%
Stryker Corp.	4.5%
Argenx SE, ADR	3.7%
Vertex Pharmaceuticals, Inc.	3.2%
Boston Scientific Corp.	3.1%
Danaher Corp.	2.9%
Alnylam Pharmaceuticals, Inc.	2.4%

C000173477 [Member]
Shareholder Report [Line Items]
Fund Name	International Strategic Equity Allocation Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Strategic Equity Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Strategic Equity Allocation Fund (Class NAV)	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 3,413,508,361
Holdings Count | Holding	2,099
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,413,508,361
Total number of portfolio holdings	2,099
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Tencent Holdings, Ltd.	1.5%
SAP SE	1.1%
Alibaba Group Holding, Ltd.	1.0%
ASML Holding NV	1.0%
Nestle SA	0.9%
AstraZeneca PLC	0.8%
Roche Holding AG	0.8%
HSBC Holdings PLC	0.8%
Novartis AG	0.8%

Sector Composition
Financials	24.0%
Industrials	13.5%
Information technology	12.8%
Consumer discretionary	11.4%
Health care	8.3%
Consumer staples	6.4%
Communication services	6.2%
Materials	5.9%
Energy	4.6%
Utilities	2.9%
Real estate	1.7%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Tencent Holdings, Ltd.	1.5%
SAP SE	1.1%
Alibaba Group Holding, Ltd.	1.0%
ASML Holding NV	1.0%
Nestle SA	0.9%
AstraZeneca PLC	0.8%
Roche Holding AG	0.8%
HSBC Holdings PLC	0.8%
Novartis AG	0.8%

C000173478 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Sector Rotation Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Sector Rotation Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Sector Rotation Fund (Class NAV)	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 5,091,759,851
Holdings Count | Holding	508
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,091,759,851
Total number of portfolio holdings	508
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.9%
NVIDIA Corp.	5.8%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.5%
Tesla, Inc.	1.5%

Sector Composition
Information technology	29.3%
Financials	13.9%
Health care	10.3%
Consumer discretionary	10.0%
Communication services	9.0%
Industrials	8.0%
Consumer staples	5.6%
Energy	3.2%
Utilities	2.3%
Real estate	2.1%
Materials	1.9%
Short-term investments and other	4.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	6.9%
NVIDIA Corp.	5.8%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.5%
Tesla, Inc.	1.5%